FINANCIAL STATEMENTS SCHEDULE I - CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY BALANCE SHEETS (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Current assets
Cash and cash equivalents	¥ 61,837	$ 8,843	¥ 540,523	¥ 370,193
Prepaid expenses and other current assets	1,811,772	259,080	370,128
TOTAL CURRENT ASSETS	6,922,671	989,930	4,332,632
TOTAL ASSETS	8,755,965	1,252,086	5,409,893
Current Liabilities
Accrued expenses and other current liabilities	874,630	125,071	795,959
TOTAL LIABILITIES	4,324,539	618,401	2,282,279
Equity
Additional paid-in capital	1,131,030	161,735	909,649
Retained earnings	3,480,788	497,746	2,241,414
Accumulated other comprehensive income	10,851	1,552	7,099
Total Jiayin Group shareholder's equity	4,432,984	633,908	3,129,273
TOTAL LIABILITIES AND EQUITY	8,755,965	1,252,086	5,409,893
Parent Company
Current assets
Cash and cash equivalents	1,124	161	298
Amounts due from subsidiaries and VIEs	183,086	26,181	191,103
Prepaid expenses and other current assets	17,636	2,522	2,506
TOTAL CURRENT ASSETS	201,846	28,864	193,907
Investments in subsidiaries and VIEs	4,742,735	678,202	3,101,038
TOTAL ASSETS	4,944,581	707,066	3,294,945
Current Liabilities
Amounts due to subsidiaries and VIEs	256,379	36,662	111,406
Accrued expenses and other current liabilities	255,218	36,496	54,266
TOTAL LIABILITIES	511,597	73,158	165,672
Equity
Ordinary shares	0	0	0
Treasury stock	(189,685)	(27,125)	(28,889)
Additional paid-in capital	1,131,030	161,735	909,649
Retained earnings	3,480,788	497,746	2,241,414
Accumulated other comprehensive income	10,851	1,552	7,099
Total Jiayin Group shareholder's equity	4,432,984	633,908	3,129,273
TOTAL LIABILITIES AND EQUITY	¥ 4,944,581	$ 707,066	¥ 3,294,945